Disclosure of changes in deferred tax assets and liabilities explanatory (Details) - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statements [Line Items]
Deferred tax liabilities	$ 0	$ 0	$ 0	$ 0
Net deferred tax liabilities	0	0	0
Convertible Notes [Member]
Statements [Line Items]
Deferred tax liabilities	(1,024)
Loans payable [Member]
Statements [Line Items]
Deferred tax liabilities	(339)
Mineral properties [Member]
Statements [Line Items]
Deferred tax liabilities	(2,354)	(2,434)	(4,635)
Loss carry forwards [Member]
Statements [Line Items]
Deferred tax assets	$ 3,717	$ 2,434	$ 4,635